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Brian McGrady brian.mcgrady@dechert.com +1 212 698 3589 Direct +1 212 698 0453 Fax

October 13, 2017

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”)

File Nos. 033-17619 and 811-05349

Post-Effective Amendment No. 629 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended, is Post-Effective Amendment No. 629 to the Registrant’s registration statement on Form N-1A (the “Registration Statement”) under the Securities Act and Post-Effective Amendment No. 630 to the Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”). This Amendment is being filed solely for the purpose of registering Class R6 Shares of the Goldman Sachs Enhanced Dividend Global Equity Portfolio, Goldman Sachs Global Managed Beta Fund, Goldman Sachs Strategic Factor Allocation Fund, Goldman Sachs Tactical Tilt Overlay Fund, and Goldman Sachs Tax-Advantaged Global Equity Portfolio (together, the “Funds”).

The Funds are existing series of the Registrant that currently offer Class A Shares (except the Goldman Sachs Strategic Factor Allocation Fund, Goldman Sachs Tactical Tilt Overlay Fund, and Goldman Sachs Global Managed Beta Fund) and Institutional Shares, and the Amendment is making no material changes to the Funds’ investment strategies, policies or risks. We hereby request, in reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), that this Amendment receive selective review from the Commission and its Staff limited to the changes relating to the registration of Class R6 Shares of the Funds because the additional disclosures set forth in this Amendment are “not substantially different” from the disclosures that the Registrant previously filed in Post-Effective Amendment Nos. 584, 585, 598, and 599 to the Registration Statement. Selective review would serve to expedite the review process for the Registrant, as well as use the Staff’s time and resources more effectively.

October 13, 2017 Page 2

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 212.698.3589.

Sincerely,

/s/ Brian McGrady
Brian McGrady